Impairment Charges and Reversals - Sensitivity (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Clearwater
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase through change in discount rate, Impairments		$ (13)	$ (5)
Decrease through change in discount rate, Impairments		13	6
Five percent increase through change in forward price estimates, Impairments		55	52
Five percent decrease through change in forward price estimates, Impairments		(54)	(97)
Elmworth-Wapiti
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase through change in discount rate, Impairments		(27)	(7)
Decrease through change in discount rate, Impairments		28	8
Five percent increase through change in forward price estimates, Impairments		84	54
Five percent decrease through change in forward price estimates, Impairments		(81)	(96)
Kaybob-Edson
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase through change in discount rate, Impairments		(26)	(13)
Decrease through change in discount rate, Impairments		26	14
Five percent increase through change in forward price estimates, Impairments		98	54
Five percent decrease through change in forward price estimates, Impairments		(97)	$ (106)
Borger CGU
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase through change in discount rate, Impairments	$ (71)
Decrease through change in discount rate, Impairments	81
Five percent increase through change in forward price estimates, Impairments	263
Five percent decrease through change in forward price estimates, Impairments	$ (264)
Borger, Wood River, and Lima CGUs
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase through change in discount rate, Impairments		(190)
Decrease through change in discount rate, Impairments		214
Five percent increase through change in forward price estimates, Impairments		749
Five percent decrease through change in forward price estimates, Impairments		$ (754)